Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares arising out of options
Outstanding, shares arising out of options, beginning balance		5,134,645	5,707,690	5,986,845	7,371,727
Granted, shares arising out of options		0	250,000	860,000	170,000
Forfeited, shares arising out of options			(80,000)	(145,000)	(125,000)
Expired, shares arising out of options					(1,277)
Exercised, shares arising out of options		(161,837)	(743,045)	(994,155)	(1,428,605)
Outstanding, shares arising out of options, ending balance		4,972,808	5,134,645	5,707,690	5,986,845	7,371,727
Vested and expected to vest thereafter, shares arising out of options	[1]	4,843,888	4,988,875	5,457,701	5,754,969
Vested and exercisable, shares arising out of options		3,592,809	2,203,146	2,746,191	2,183,846
Weighted average grant-date fair value of options granted during the period			$ 6.62	$ 8.50	$ 9.15
Weighted average exercise price
Outstanding weighted average exercise price, beginning balance		$ 19.52	18.65	16.99	15.44
Granted, weighted average exercise price			24.74	26.80	22.77
Forfeited, weighted average exercise price			20.63	17.77	19.35
Expired, weighted average exercise price					14.32
Exercised, weighted average exercise price		15.76	14.50	14.98	9.49
Outstanding weighted average exercise price, ending balance		19.64	19.52	18.65	16.99	$ 15.44
Vested and expected to vest thereafter, weighted average exercise price	[1]	19.49	19.36	18.42	16.76
Vested and exercisable, weighted average exercise price		$ 17.63	$ 16.17	$ 15.62	$ 12.67
Weighted average remaining contractual life (years)
Outstanding weighted average remaining contractual life (years)		5 years 4 months 24 days	5 years 7 months 6 days	5 years 9 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days
Vested and expected to vest thereafter, weighted average remaining contractual life (years)	[1]	5 years 4 months 24 days	5 years 7 months 6 days	5 years 9 months 18 days	5 years 9 months 18 days
Vested and exercisable, weighted average remaining contractual life (years)		4 years 4 months 24 days	4 years 1 month 6 days	4 years	2 years 8 months 12 days
Aggregate intrinsic value
Exercised, aggregate intrinsic value		$ 2,626	$ 12,636	$ 9,301	$ 22,122
Outstanding aggregate intrinsic value, ending balance		61,401	62,743	34,641	48,661
Vested and expected to vest thereafter, aggregate intrinsic value	[1]	60,526	61,779	34,150	47,325
Vested and exercisable, aggregate intrinsic value		$ 51,599	$ 34,303	$ 23,960	$ 26,892

[1]	Options expected to vest reflect an estimated forfeiture rate.